Accrued Expenses And Other Current Liabilities (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Payables and Accruals [Abstract]
Accrued payroll and related employee costs	$ 114	$ 69	$ 93
Accrued volume incentives	14	17	17
Accrued commissions	29	14	15
Restructuring accruals	17	20	36
Deferred income	66	76	76
Accrued interest	157	139	112
Relocation services home mortgage obligations	6	9	16
Other	180	176	160
Accrued expenses and other current liabilities	$ 583	$ 520	$ 525